UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05436
                                                     ---------

                          Phoenix Multi-Portfolio Fund
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer,                 John H. Beers, Esq.
Counsel and Secretary for Registrant              Vice President and Counsel
Phoenix Life Insurance Company                  Phoenix Life Insurance Company
         One American Row                               One American Row
      Hartford, CT 06103-2899                       Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           ---------------

                      Date of fiscal year end: November 30
                                               ------------

                   Date of reporting period: February 28, 2007
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


PHOENIX MULTI-PORTFOLIO FUND
GLOSSARY
FEBRUARY 28, 2007 (UNAUDITED)

ADR (American Depository Receipt)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

ETF (Exchange Traded Fund)
A fund that tracks and index, but can be traded like a stock.

PIK (Payment-in-Kind Security)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (Real Estate Investment Trust)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADR's must be sponsored to be able to trade on the NYSE.

Phoenix Emerging Markets Bond Fund

                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2007
                                  (UNAUDITED)

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------

DOMESTIC CORPORATE BONDS--0.5%

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
AES Panama S.A. 144A 6.35%, 12/21/16(b)             $     250     $   254,150
------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $247,972)                                            254,150
------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--50.9%

ARGENTINA--1.8%
Province of Mendoza RegS 5.50%, 9/4/18(e)                 189         161,221
Republic of Argentina PIK Interest
  Capitalization 5.83%, 12/31/33(d)                        34(g)       16,009
Republic of Argentina PIK Interest
  Capitalization 8.28%, 12/31/33                          568         650,629
Republic of Argentina Series PGDP 0%, 12/15/35(d)          97(g)        3,492
                                                                  -----------
                                                                      831,351
                                                                  -----------

BRAZIL--6.6%
Federative Republic of Brazil 10.50%, 7/14/14           1,250       1,601,250
Federative Republic of Brazil 7.875%, 3/7/15              500         564,500
Federative Republic of Brazil 8.875%, 10/14/19            700         869,750
                                                                  -----------
                                                                    3,035,500
                                                                  -----------

COLOMBIA--3.0%
Republic of Colombia 11.75%, 3/1/10                 1,230,000(i)      585,904
Republic of Colombia 12%, 10/22/15                    600,000(i)      307,958
Republic of Colombia 8.125%, 5/21/24                      400         464,000
                                                                  -----------
                                                                    1,357,862
                                                                  -----------

COSTA RICA--1.0%
Republic of Costa Rica RegS 8.05%, 1/31/13(e)             100         110,400
Republic of Costa Rica RegS 6.548%, 3/20/14(e)            350         358,750
                                                                  -----------
                                                                      469,150
                                                                  -----------

DOMINICAN REPUBLIC--1.6%
Dominican Republic 144A 8.625%, 4/20/27(b)                100         116,500
Dominican Republic RegS 9.50%, 9/27/11(e)                 121         129,700
Dominican Republic RegS 9.04%, 1/23/18(e)                 437         502,769
                                                                  -----------
                                                                      748,969
                                                                  -----------

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------

ECUADOR--1.1%
Republic of Ecuador 144A 9.375%, 12/15/15(b)       $      100     $    92,250
Republic of Ecuador RegS 10%, 8/15/30(d)(e)               500         428,750
                                                                  -----------
                                                                      521,000
                                                                  -----------

EL SALVADOR--1.2%
Republic of El Salvador 144A 7.625%, 9/21/34(b)           250         282,500
Republic of El Salvador RegS 7.65%, 6/15/35(e)            250         285,000
                                                                  -----------
                                                                      567,500
                                                                  -----------

GUATEMALA--0.9%
Republic of Guatemala RegS 9.25%, 8/1/13(e)               350         405,125

INDONESIA--2.3%
Majapahit Holding BV 144A 7.75%, 10/17/16(b)              150         156,750
Republic of Indonesia 144A 6.875%, 3/9/17(b)              400         421,000
Republic of Indonesia 144A 6.625%, 2/17/37(b)             250         246,875
Republic of Indonesia RegS 6.875%, 3/9/17(e)              200         211,227
                                                                  -----------
                                                                    1,035,852
                                                                  -----------

IRAQ--0.5%
Republic of Iraq RegS 5.80%, 1/15/28(e)                   350         229,250

MEXICO--2.9%
Mexican Fixed Rate Bonds Series M 9%, 6/20/13           2,500(k)      235,765
United Mexican States 6.75%, 9/27/34                    1,000       1,091,500
                                                                  -----------
                                                                    1,327,265
                                                                  -----------

PANAMA--1.1%
Republic of Panama 6.70%, 1/26/36                         500         521,250

PERU--2.2%
Peru Enhanced Pass-Through Finance Ltd. 144A 0%,
  5/31/18(b)                                            1,150         747,500
Republic of Peru 7.35%, 7/21/25                           235         264,669
                                                                  -----------
                                                                    1,012,169
                                                                  -----------

PHILIPPINES--5.4%
Republic of Philippines 8.375%, 2/15/11                 1,000       1,090,000
Republic of Philippines 9.50%, 2/2/30                     300         399,000
Republic of Philippines 6.375%, 1/15/32                 1,000         980,000
                                                                  -----------
                                                                    2,469,000
                                                                  -----------

Phoenix Emerging Markets Bond Fund
                                                    PAR VALUE
                                                      (000)          VALUE
                                                   ----------     -----------

RUSSIA--1.2%
Russian Federation RegS 5%, 3/31/30(d)(e)          $      500     $   566,875

SERBIA--0.5%
Republic of Serbia RegS 3.75%, 11/1/24(d)(e)              250         236,208

TURKEY--8.9%
Republic of Turkey 11%, 1/14/13                         1,000       1,222,500
Republic of Turkey 8%, 2/14/34                            400         430,000
Republic of Turkey 6.875%, 3/17/36                      2,550       2,422,500
                                                                  -----------
                                                                    4,075,000
                                                                  -----------

UKRAINE--1.6%
Republic of Ukraine RegS 8.235%, 8/5/09(d)(e)             300         319,890
Republic of Ukraine, Ministry of
  Finance 144A 6.58%, 11/21/16(b)                         400         405,500
                                                                  -----------
                                                                      725,390
                                                                  -----------

URUGUAY--1.3%
Republic of Uruguay 8%, 11/18/22                          550         617,375

VENEZUELA--3.7%
Republic of Venezuela 10.75%, 9/19/13                     500         607,500
Republic of Venezuela 5.75%, 2/26/16                      350         326,812
Republic of Venezuela 9.25%, 9/15/27                      550         686,125
Republic of Venezuela 9.375%, 1/13/34                      50          64,750
                                                                  -----------
                                                                    1,685,187
                                                                  -----------

VIETNAM--2.1%
Socialist Republic of Vietnam 6.25%, 3/12/16(d)           942         947,087
------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $22,188,703)                                      23,384,365
------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--41.5%

ARGENTINA--1.7%
Cia de Transporte de Energia Electrica de Alta
  Tension SA 144A 8.875%, 12/15/16
  (Electric Utilities)(b)                                 200         202,500

IRSA Inversiones y Representaciones SA 144A
  8.50%, 2/2/17  (Real Estate Management &
  Development)(b)                                         250         250,625
Salta Hydrocarbon Royalty Trust RegS 11.55%,
  12/28/12  (Specialized Finance)(e)                      241         261,144
Transportadora de Gas del Sur SA RegS 6.50%,
  12/15/10  (Gas Utilities)(d)(e)                          76          75,816
                                                                  -----------
                                                                      790,085
                                                                  -----------

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------

BERMUDA--0.9%
Digicel Group Ltd. 144A 8.875%, 1/15/15
  (Communications Equipment)(b)                    $      200     $   195,750
Digicel Group Ltd. 144A 9.125%, 1/15/15
  (Communications Equipment)(b)                           200         195,250
                                                                  -----------
                                                                      391,000
                                                                  -----------

BRAZIL--7.0%
CSN Islands VIII Corp. 144A 9.75%, 12/16/13
  (Steel)(b)                                              500         572,500
CSN Islands VIII Corp. RegS 9.75%, 12/16/13
  (Steel)(e)                                              500         571,250
ING Bank N.V. 144A 10%, 1/1/14  (Other
  Diversified Financial Services)(b)                    1,100(h)      478,054
ISA Capital do Brasil S.A.144A 8.80%, 1/30/17
  (Specialized Finance)(b)                                600         630,000
Marfrig Overseas Ltd. RegS 9.625%, 11/16/16
  (Food Distributors)(e)                                  250         254,600
Vale Overseas Ltd. 6.25%, 1/11/16  (Steel)                500         515,637
Vale Overseas Ltd. 6.875%, 11/21/36  (Steel)              200         210,851
                                                                  -----------
                                                                    3,232,892
                                                                  -----------

BULGARIA--1.6%
Bulgaria Steel Finance BV 12%, 5/4/13  (Steel)            700(j)      722,547

DOMINICAN REPUBLIC--1.4%
Cap Cana SA 144A 9.625%, 11/3/13  (Leisure
  Facilities)(b)                                          500         520,000
Cap Cana SA RegS 9.625%, 11/3/13  (Leisure
  Facilities)(e)                                          100         103,500
                                                                  -----------
                                                                      623,500
                                                                  -----------

EGYPT--0.6%
Petroleum Export Ltd. RegS 5.265%, 6/15/11  (Oil &
  Gas Exploration & Production)(e)                        267         261,468

HONG KONG--0.6%
Asia Aluminum Holdings Ltd. 144A 8%, 12/23/11
  (Aluminum)(b)                                           300         294,750

INDONESIA--0.5%
Excelcomindo Finance Co. BV 144A 7.125%,
  1/18/13(Integrated Telecommunication
  Services)(b)                                            250         251,250

Phoenix Emerging Markets Bond Fund
                                                    PAR VALUE
                                                      (000)          VALUE
                                                   ----------     -----------

KAZAKHSTAN--3.1%
Kazkommerts International  BV RegS 8.50%,
  4/16/13  (Diversified Banks)(e)                  $      400     $   425,500
Kazkommerts International BV 6.875%, 2/13/17
  (Diversified Banks)                                     400(j)      521,557
Kazkommerts International BV 144A 7.50%,
  11/29/16  (Diversified Banks)(b)                        500         487,600
                                                                  -----------
                                                                    1,434,657
                                                                  -----------

MEXICO--6.3%
America Movil S.A. de C.V. 144A 8.46%, 12/18/36
  (Wireless Telecommunication Services)(b)              3,000(k)      260,319
Banco Mercantil del Norte S.A. 144A 5.875%,
  2/17/14  (Regional Banks)(b)(d)                         500         500,000
Pemex Project Funding Master Trust 144A
  8.625%, 12/1/23  (Oil & Gas Exploration &
  Production)(b)                                        1,000       1,247,500
Telefonos de Mexico S.A. de C.V. 5.50%, 1/27/15
  (Integrated Telecommunication Services)                 500         493,619
Vitro S.A. de C.V. 144A 9.125%, 2/1/17
  (Housewares & Specialties)(b)                           400         410,000
                                                                  -----------
                                                                    2,911,438
                                                                  -----------

MONGOLIA--0.8%
Trade & Development Bank of Mongolia LLC
  8.625%, 1/22/10  (Regional Banks)                       350         352,415

RUSSIA--11.9%
Gazprom OAO (Gaz Capital SA) 144A 6.212%,
  11/22/16  (Integrated Oil & Gas)(b)                   1,000         999,500
Gazprom OAO (Gazstream SA) RegS 5.625%,
  7/22/13  (Integrated Oil & Gas)(e)                        7           7,334
Gazprom OAO (Morgan Stanley Bank AG) 144A
  9.625%, 3/1/13  (Integrated Oil & Gas)(b)               250         296,875
JSC SEVERSTAL (Citigroup) RegS 9.25%,
  4/19/14  (Steel)(e)                                     500         542,550
Mobile Telesystems Finance SA RegS 8.375%,
  10/14/10  (Wireless Telecommunication
  Services)(e)                                            500         528,040
Russian Agriculture Bank (RSHB Capital SA)
  144A 7.175%, 5/16/13  (Regional Banks)(b)               200         209,000
Sinek Capital SA (Edel Capital SA ) 7.70%, 8/3/15
  (Oil & Gas Storage & Transportation)                  1,000       1,021,300
TNK-BP Finance SA 144A 6.875%, 7/18/11
  (Integrated Oil & Gas)(b)                               200         206,100

                                                    PAR VALUE
                                                      (000)          VALUE
                                                   ----------     -----------

RUSSIA--(CONTINUED)
TNK-BP Finance SA 144A 7.50%, 7/18/16
  (Integrated Oil & Gas)(b)                        $      400     $   424,000
TNK-BP Finance SA RegS 7.50%, 7/18/16
  (Integrated Oil & Gas)(e)                               400         421,880
Vimpelcom (UBS Luxembourg SA)  RegS 8%,
  2/11/10  (Wireless Telecommunication
  Services)(e)                                            250         260,425
Vimpelcom (UBS Luxembourg SA)  RegS 8.25%,
  5/23/16  (Wireless Telecommunication Services)(e)       500         534,100
                                                                  -----------
                                                                    5,451,104
                                                                  -----------

SRI LANKA--0.5%
Sri Lanka Telecom Ltd. 6.875%, 11/30/09
  (Integrated Telecommunication Services)                 250         240,518

TURKEY--2.3%
Bosphorus Financial Services Ltd. RegS 7.16%,
  2/15/12  (Other Diversified Financial
  Services)(d)(e)                                         550         558,250
T2 Capital Finance Co. SA 144A 6.95%, 2/6/17
  (Other Diversified Financial Services)(b)(d)            500         500,000
                                                                  -----------
                                                                    1,058,250
                                                                  -----------

UKRAINE--0.9%
Kyivstar GSM (Dresdner Bank AG) 144A
  7.75%, 4/27/12  (Integrated Telecommunication
  Services)(b)                                            250         261,250
The Export-Import Bank of Ukraine (Dresdner
  Bank AG) 7.75%, 9/23/09  (Diversified Banks)            150         154,785
                                                                  -----------
                                                                      416,035
                                                                  -----------

UNITED STATES--0.8%
General Electric Capital Corp. 9.50%, 8/4/10
  (Consumer Finance)                                    4,000(k)      367,908

VENEZUELA--0.6%
FertiNitro Finance, Inc. 144A 8.29%, 4/1/20
  (Fertilizers & Agricultural Chemicals)(b)               200         177,000
Petrozuata Finance, Inc. 144A 8.22%, 4/1/17
  (Integrated Oil & Gas)(b)                               100          99,750
                                                                  -----------
                                                                      276,750
------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $18,617,237)                                      19,076,567
------------------------------------------------------------------------------

Phoenix Emerging Markets Bond Fund
                                                    PAR VALUE
                                                      (000)          VALUE
                                                   ----------     -----------

FOREIGN CREDIT LINKED NOTES--0.6%

RUSSIA--0.6%
ING Bank N.V. (Russian Standard Bank) 144A
  8.04%, 8/23/07  (Other Diversified Financial
  Services)(b)                                          6,768(l)  $   258,540
------------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $240,551)                                            258,540
------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                    ---------     -----------

DOMESTIC COMMON STOCKS--0.6%

MARINE--0.6%
Diana Shipping, Inc.                                   14,600         278,860
------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $256,261)                                            278,860
------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.8%

ARGENTINA--0.0%
Grupo Financiero Galicia S.A. ADR
  (Diversified Banks)(m)                                  700           7,000

BRAZIL--0.8%
Banco Bradesco S.A. Sponsored ADR
  (Diversified Banks)                                   2,500          91,975
Gol Linhas Aereas Inteligentes S.A. ADR
  (Airlines)                                           10,150         288,564
                                                                  -----------
                                                                      380,539
                                                                  -----------

KAZAKHSTAN--0.2%
Kazkommertsbank GDR (Regional Banks)(m)                 5,000         100,000

MEXICO--0.3%
Gruma S.A. de C.V. - Sponsored ADR (Packaged Foods
& Meats)                                                9,000         113,760
RUSSIA--0.5%
MECHEL - ADR (Diversified Metals & Mining)              7,000         219,800
------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $887,581)                                            821,099
------------------------------------------------------------------------------

MUTUAL FUNDS--0.7%

Thai Fund, Inc. (The)                                  12,100         118,701
Turkish Investment Fund, Inc. (The)                    13,000         221,910
------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $342,873)                                            340,611
------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.8%

iShares FTSE/Xinhua China 25 Index Fund                 1,000          99,100


                                                      SHARES         VALUE
                                                   ----------     -----------

iShares MSCI EAFE Index Fund                            2,500     $   185,450
iShares MSCI Taiwan Index Fund                          6,000          83,580
------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $379,351)                                            368,130
------------------------------------------------------------------------------
FOREIGN WARRANTS(c)--0.0%

COLOMBIA--0.0%

Transtel Intermedia SA 144A Strike Price 1.00
  Colombian Peso, Exp. 6/1/16(b)(f)(m)                    250               0
------------------------------------------------------------------------------
TOTAL FOREIGN WARRANTS
(IDENTIFIED COST $0)                                                        0
------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $43,160,529)                                      44,782,322
                                                                  -----------

                                                    PAR VALUE
                                                      (000)          VALUE
                                                   ----------     -----------

SHORT-TERM INVESTMENTS--1.1%

COMMERCIAL PAPER(n)--1.1%
Clipper Receivables Co. LLC 5.33%, 3/1/07          $      490     $   490,000
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $490,000)                                            490,000
------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.5%
(IDENTIFIED COST $43,650,529)                                      45,272,322(a)

Other assets and liabilities, net--1.5%                               687,871
                                                                  -----------
NET ASSETS--100.0%                                                $45,960,193
                                                                  ===========

Phoenix Emerging Markets Bond Fund

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,789,902 and gross depreciation of $372,418 for federal income tax purposes. At February 28, 2007, the aggregate cost of securities for federal income tax purposes was $43,854,838.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities amounted to a value of $12,651,138 or 27.5% of net assets.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At February 28, 2007, this securitiy amounted to a value of $0 or 0% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes in to Schedules of Investments.
(g) Par value represents Argentina Peso.
(h) Par value represents Brazilian Real.
(i) Par value represents Colombian peso.
(j) Par value represents Euro.
(k) Par value represents Mexican Peso.
(l) Par value represents Russian Ruble.
(m) Non income producing.
(n) The rate shown is the discount rate.

Phoenix International Strategies Fund

                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2007
                                   (UNAUDITED)

                                                      SHARES         VALUE
                                                   ----------     -----------

FOREIGN COMMON STOCKS(c)--98.3%

AUSTRALIA--6.2%
Bradken Ltd. (Construction & Farm Machinery &
  Heavy Trucks)                                         3,751         $25,121
Commonwealth Bank of Australia (Diversified
  Banks)                                                5,174         203,666
Insurance Australia Group Ltd. (Property &
  Casualty Insurance)                                  21,368         100,678
Leighton Holdings Ltd. (Construction &
  Engineering)                                         13,244         324,526
McPherson's Ltd. (Personal Products)                   10,878          25,027
Orica Ltd. (Diversified Chemicals)                     17,255         336,481
Oxiana Ltd. (Diversified Metals & Mining)             124,286         280,064
Perilya Ltd. (Gold)                                     4,095          14,261
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)                                           80,734       2,035,525

Rio Tinto Ltd. (Diversified Metals & Mining)           11,398         678,923
Sally Malay Mining Ltd. (Diversified Metals &
  Mining)(b)                                            4,768          15,327
Santos Ltd. (Oil & Gas Exploration & Production)      142,289       1,049,342
Woolworths Ltd. (Food Retail)                           2,371          50,812
Zinifex Ltd. (Diversified Metals & Mining)             52,317         689,206
                                                                  -----------
                                                                    5,828,959
                                                                  -----------

AUSTRIA-0.5%
Raiffeisen International Bank Holding AG
  (Diversified Banks)                                   1,164         156,656
Telekom Austria AG (Integrated
  Telecommunication Services)                           8,900         222,600
Voestalpine AG (Steel)                                  1,793         111,045
                                                                  -----------
                                                                      490,301
                                                                  -----------

BELGIUM--1.5%
Belgacom SA (Integrated Telecommunication
  Services)                                             5,000         214,514
Delhaize Group (Food Retail)                            5,280         439,919
Dexia SA (Diversified Banks)                            4,506         132,915
Fortis BB (Other Diversified Financial
  Services)(f)                                          8,396         361,324
Fortis NA (Other Diversified Financial
  Services)(e)                                          6,160         265,097
                                                                  -----------
                                                                    1,413,769
                                                                  -----------

                                                      SHARES         VALUE
                                                   ----------     -----------

CANADA--0.9%
AUR Resources, Inc. (Diversified Metals &
  Mining)                                               1,000     $    17,912
Canadian Imperial Bank of Commerce (Diversified
  Banks)                                                4,200         361,036
IPSCO, Inc. (Steel)                                       400          43,625
Methanex Corp. (Commodity Chemicals)                    3,600          91,047
Teck Cominco Ltd. Class B (Gold)                        4,700         330,961
                                                                  -----------
                                                                      844,581
                                                                  -----------

CHINA--0.3%
ASM Pacific Technology Ltd. (Semiconductor
  Equipment)                                           25,000         145,911
Kazakhmys plc (Diversified Metals & Mining)             4,773         103,217
Truly International Holdings Ltd. (Electronic
  Equipment Manufacturers)                             10,000           9,983
                                                                  -----------
                                                                      259,111
                                                                  -----------

DENMARK--0.1%
Carlsberg A S (Brewers)                                   710          73,382

FINLAND--0.4%
Metso Oyj (Industrial Machinery)                        4,837         240,102
Outokumpu Oyi (Steel)                                   3,796         141,460
                                                                  -----------
                                                                      381,562
                                                                  -----------

FRANCE--9.4%
Air France -KLM (Airlines)                              8,774         380,842
Alstom (Heavy Electrical Equipment)(b)                  2,651         320,473
AXA SA (Multi-line Insurance)                          10,566         449,677
BNP Paribas SA (Diversified Banks)                     10,251       1,070,870
Bouygues SA (Wireless Telecommunication
  Services)                                            12,181         849,507
Capgemini SA (IT Consulting & Other Services)           8,300         580,493
Carrefour SA (Hypermarkets & Super Centers)             7,900         527,740
Compagnie Generale des Etablissements Michelin
  Class B (Tires & Rubber)                              3,556         369,972
LVMH Moet Hennessy Louis Vuitton SA (Apparel,
  Accessories & Luxury Goods)                           4,174         462,495
Publicis Groupe (Advertising)                           8,822         395,534
Societe Generale (Diversified Banks)                    8,921       1,503,322
Technip SA (Oil & Gas Equipment & Services)             6,075         408,478
Total SA (Integrated Oil & Gas)                        16,800       1,134,288
Vivendi Universal SA (Movies & Entertainment)           8,400         331,816
                                                                  -----------
                                                                    8,785,507
                                                                  -----------

Phoenix International Strategies Fund

                                                     SHARES          VALUE
                                                   ----------     -----------

GERMANY--8.1%
Allianz AG Registered Shares (Multi-line
  Insurance)                                            5,473     $ 1,178,963
Commerzbank AG (Diversified Banks)                     11,862         489,763
DaimlerChrysler AG (Automobile Manufacturers)           7,800         530,659
Deutsche Lufthansa AG Registered Shares
  (Airlines)                                           36,239         981,195
E.ON AG (Electric Utilities)                            3,956         518,542
Fresenius Medical Care AG & Co KGaA (Health
  Care Services)                                        2,800         396,475
GEA Group AG (Industrial Machinery)                     9,217         212,233
Heidelberger Druckmaschinen AG (Industrial
  Machinery)                                            1,676          71,861
KarstadtQuelle AG (Department Stores)(b)                6,527         226,820
MAN AG (Industrial Machinery)                           9,791       1,052,488
Metro AG (Hypermarkets & Super Centers)                 7,300         505,047
MTU Aero Engines Holdings AG (Aerospace &
  Defense)                                              1,138          59,636
Salzgitter AG (Steel)                                   4,592         567,392
Siemens AG (Industrial Conglomerates)                   2,600         274,396
ThyssenKrupp AG (Steel)                                10,944         536,584
                                                                  -----------
                                                                    7,602,054
                                                                  -----------

GREECE--0.6%
Alpha Bank AE (Diversified Banks)                      18,900         582,762

HONG KONG--3.1%
Bank of East Asia Ltd. (Diversified Banks)              6,600          37,760
Cheung Kong Holdings Ltd. (Real Estate
  Management & Development)                            50,000         612,761
China Mobile Ltd. (Wireless Telecommunication
  Services)                                            50,000         464,610
Guangdong Investments Ltd. (Industrial
  Conglomerates)                                      676,000         354,742
Hang Lung Properties Ltd. (Real Estate
  Management & Development)                           127,000         335,665
Orient Overseas International Ltd. (Marine)             7,000          57,161
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)                            40,000         473,314
Television Broadcasts Ltd. (Broadcasting &
  Cable TV)                                            57,000         370,978
VTech Holdings Ltd. (Communications Equipment)         30,998         201,747
                                                                  -----------
                                                                    2,908,738
                                                                  -----------

ITALY--2.5%
Banca Popolare dell'Emilia Romagna Scrl
  (Regional Banks)                                      2,095          55,171

                                                      SHARES         VALUE
                                                    ---------     -----------

ITALY--(CONTINUED)
Capitalia S.p.A. (Diversified Banks)                   87,050     $   749,935
ENI S.p.A. (Integrated Oil & Gas)                      19,800         606,582
Fiat S.p.A (Automobile Manufacturers)                  19,361         459,134
UniCredito Italiano S.p.A. (Diversified Banks)         51,700         478,919
                                                                  -----------
                                                                    2,349,741
                                                                  -----------

JAPAN--21.3%
ABILIT Corp. (Leisure Products)                         1,600           8,364
AEON Co. Ltd. (Hypermarkets & Super Centers)           12,600         262,833
Alpine Electronics, Inc. (Consumer Electronics)         1,900          35,863
Bank of Yokohama Ltd. (The) (Regional Banks)           47,000         384,224
Brother Industries Ltd. (Office Electronics)           26,000         342,539
Canon, Inc. (Office Electronics)                       13,300         726,721
Capcom Co. Ltd. (Home Entertainment Software)           1,600          25,025
Central Japan Railway Co. (Railroads)                     123       1,475,044
Chiba Bank Ltd. (The) (Regional Banks)                  3,000          28,629
Daiwa House Industry Co. Ltd. (Homebuilding)           20,000         357,233
East Japan Railway Co. (Railroads)                         69         529,111
Fuji Heavy Industries (Automobile Manufacturers)       40,000         218,225
Fuji Machine Manufacturing Co. Ltd. (Industrial
  Machinery)                                              600          10,742
FUJIFILM Holdings Corp. (Photographic Products)         6,300         270,813
Fujikura Ltd. (Electrical Components &
  Equipment)                                           29,000         204,012
Fujitsu Ltd. (Computer Hardware)                       67,000         465,113
Haseko Corp. (Homebuilding)(b)                         19,500          74,930
Hudson Soft Co. Ltd. (Leisure Products)                 1,700          30,006
JFE Shoji Holdings, Inc. (Trading Companies &
  Distributors)                                         9,000          47,580
Kao Corp. (Household Products)                         16,000         467,528
Keyence Corp. (Electronic Equipment
  Manufacturers)                                        1,300         305,979
KOMATSU Ltd. (Construction & Farm Machinery &
  Heavy Trucks)                                        20,700         460,641
Leopalace21 Corp. (Real Estate Management &
  Development)                                          4,400         139,346
Mazda Motor Corp. (Automobile Manufacturers)          100,000         589,477
Meiji Dairies Corp. (Packaged Foods & Meats)            9,000          77,755
Millea Holdings, Inc. (Property & Casualty
  Insurance)                                            6,100         228,216
Mitsubishi Chemical Holdings Corp. (Diversified
  Chemicals)                                           17,000         137,683
Mitsubishi Electric Corp. (Heavy Electrical
  Equipment)                                           29,000         290,220

Phoenix International Strategies Fund

                                                     SHARES          VALUE
                                                   ----------     -----------

JAPAN--(CONTINUED)
Mitsubishi UFJ Financial Group, Inc.
  (Diversified Banks)                                      47     $   579,512
Mitsui & Co. Ltd. (Trading Companies &
  Distributors)                                        44,000         791,487
Mitsui Fudosan Co. Ltd. (Real Estate Management
  & Development)                                       14,000         386,623
Mitsui O.S.K. Lines Ltd. (Marine)                       7,000          79,098
Mori Seiki Co. Ltd. (Industrial Machinery)              1,700          38,835
Murata Manufacturing Co. Ltd. (Electronic
  Equipment Manufacturers)                              4,900         355,055
NGK Insulators Ltd. (Industrial Machinery)             17,000         321,595
Nikon Corp. (Photographic Products)                    21,000         482,392
Nippon Oil Corp. (Oil & Gas Refining &
  Marketing)                                           26,000         189,933
Nissan Motor Co. Ltd. (Automobile Manufacturers)       66,500         770,526
Nissin Kogyo Co. Ltd. (Auto Parts & Equipment)         14,700         388,574
Nomura Holdings, Inc. (Investment Banking &
  Brokerage)                                           27,000         587,155
OMRON Corp. (Electronic Equipment Manufacturers)       17,000         476,649
SBI Holdings, Inc. (Asset Management & Custody
  Banks)                                                  195          83,329
Secom Co. Ltd. (Diversified Commercial &
  Professional Services)                               10,000         504,180
Shinsei Bank Ltd. (Regional Banks)                     58,000         310,548
Shinwa Kaiun Kaisha Ltd. (Marine)                       4,000          19,019
Sony Corp. (Consumer Electronics)                      13,300         693,024
Sumitomo Metal Industries Ltd. (Steel)                125,000         631,281
Sumitomo Metal Mining Co. Ltd. (Diversified
  Metals & Mining)                                     40,000         714,467
Sumitomo Trust & Banking Co. Ltd. (The)
  (Diversified Banks)                                  48,000         544,008
Suzuki Motor Corp. (Automobile Manufacturers)          35,500         974,369
Tokyo Electric Power Co., Inc. (The) (Electric
  Utilities)                                           13,600         474,352
Toyota Boshoku Corp. (Auto Parts & Equipment)          16,800         400,101
Toyota Motor Corp. (Automobile Manufacturers)             900          60,958
UFJ Central Leasing Co. Ltd. (Consumer Finance)           300          14,796
West Japan Railway Co. (Railroads)                         19          89,857
Yamaguchi Financial Group, Inc. (Other
  Diversified Financial Services)                          40             520
Yamaha Motor Co. Ltd. (Motorcycle Manufacturers)       22,200         659,944

                                                     SHARES          VALUE
                                                   ----------     -----------

JAPAN--(CONTINUED)
Yamato Kogyo Co. Ltd. (Steel)                           3,100     $    98,176
                                                                  -----------
                                                                   19,914,215
                                                                  -----------

MALAYSIA--0.1%
DiGi.Com Berhad (Integrated Telecommunication
  Services)                                            13,100          63,574

NETHERLANDS--5.8%
Akzo Nobel N.V. (Diversified Chemicals)                 5,986         369,065
Arcelor Mittal N.V. (Steel)(e)                          7,192         364,616
Arcelor Mittal N.V. (Steel)(h)                          9,706         492,069
ASML Holding N.V. (Semiconductor Equipment)(b)         20,300         499,938
Heineken N.V. (Brewers)                                21,898       1,079,454
ING Groep N.V. (Other Diversified Financial
  Services)                                            44,632       1,905,982
Koninklijke (Royal) KPN N.V. (Integrated
  Telecommunication Services)                          16,100         248,427
Wolters Kluwer N.V. (Publishing)                       13,800         417,656
                                                                  -----------
                                                                    5,377,207
                                                                  -----------

NORWAY--0.8%
Orkla ASA (Industrial Conglomerates)                      525          34,157
Petroleum Geo-Services ASA (Oil & Gas Equipment
  & Services)(b)                                        5,350         124,312
Statoil ASA (Integrated Oil & Gas)                     17,588         448,823
Tandberg ASA (Communications Equipment)                 9,800         175,378
                                                                  -----------
                                                                      782,670
                                                                  -----------

RUSSIA--0.2%
LUKOIL Sponsored ADR (Integrated Oil & Gas)             2,300         182,850

SINGAPORE--1.0%
CapitaLand Ltd. (Real Estate Management &
  Development)                                        150,000         691,583
United Overseas Bank Ltd. (Diversified Banks)          21,000         282,912
                                                                  -----------
                                                                      974,495
                                                                  -----------

SOUTH KOREA--2.4%
Honam Petrochemical Corp. (Fertilizers &
  Agricultural Chemicals)                                 711          61,156
Hynix Semiconductor, Inc. (Semiconductors)(b)          19,210         635,437
KT Corp. (Integrated Telecommunication Services)       15,820         707,255
POSCO (Steel)                                             866         324,624
Samsung Electronics Co. Ltd. (Semiconductors)             824         496,133
                                                                  -----------
                                                                    2,224,605
                                                                  -----------

Phoenix International Strategies Fund

                                                     SHARES          VALUE
                                                   ----------     -----------

SPAIN--4.4%
Banco Bilbao Vizcaya Argentaria SA (Diversified
  Banks)                                               61,106     $ 1,490,331
Banco Santander Central Hispano SA (Diversified
  Banks)                                              113,365       2,101,797
Fomento de Construcciones y Contratas SA
  (Construction & Engineering)                         51,407         562,409
                                                                  -----------
                                                                    4,154,537
                                                                  -----------

SWEDEN--1.2%
JM AB (Construction & Engineering)                      5,068         151,447
Lindex AB (Apparel Retail)                              4,000          51,330
Skanska AB Class B (Construction & Engineering)        12,400         255,750
Swedbank AB Class A (Diversified Banks)                 9,238         317,666
Telefonaktiebolaget LM Ericsson Class B
  (Communications Equipment)                          109,000         388,843
                                                                  -----------
                                                                    1,165,036
                                                                  -----------

SWITZERLAND--7.2%
Actelion Ltd. Registered Shares
  (Biotechnology)(b)                                      234          51,070
Geberit AG Registered Shares (Building Products)          144         237,952
Holcim Ltd. Registered Shares (Construction
  Materials)                                            4,500         447,120
Novartis AG Registered Shares (Pharmaceuticals)        16,800         935,248
Roche Holding AG Registered Shares
  (Pharmaceuticals)                                     5,146         917,903
Swatch Group AG (The) (Apparel, Accessories &
  Luxury Goods)                                         1,320         322,473
Swiss Life Holding Registered Shares (Life &
  Health Insurance)                                     2,051         522,931
Swisscom AG Registered Shares (Integrated
  Telecommunication Services)                             600         225,468
UBS AG Registered Shares (Diversified Capital
  Markets)                                              7,200         426,813
Zurich Financial Services AG Registered Shares
  (Multi-line Insurance)                                9,068       2,596,597
                                                                  -----------
                                                                    6,683,575
                                                                  -----------

TAIWAN--1.2%
Nanya Technology Corp. (Semiconductors)                72,000          54,536
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)                                    387,035         782,311

                                                     SHARES          VALUE
                                                   ----------     -----------
TAIWAN--(CONTINUED)
Taiwan Semiconductor Manufacturing Co. Ltd.
  Sponsored ADR (Semiconductors)                       28,000     $   310,800
                                                                  -----------
                                                                    1,147,647
                                                                  -----------

TURKEY--0.6%
Dogan Sirketler Grubu Holdings A.S. (Industrial
  Machinery)                                          176,820         286,566
Tupras-Turkiye Petro Rafinerileri A.S. (Oil &
  Gas Refining & Marketing)                             2,910          56,120
Turkcell Iletisim Hizmetleri A.S. ADR (Wireless
  Telecommunication Services)                          12,900         174,150
                                                                  -----------
                                                                      516,836
                                                                  -----------

UNITED KINGDOM--15.6%
Antofagasta plc (Diversified Metals & Mining)         190,607       1,737,113
AstraZeneca plc (Pharmaceuticals)                      30,856       1,735,737
Aviva plc (Multi-line Insurance)                       27,200         437,012
BAE Systems plc (Aerospace & Defense)                  57,000         487,847
Barclays plc (Diversified Banks)                       41,600         604,639
British Airways plc (Airlines)(b)                     130,420       1,374,312
British Sky Broadcasting Group plc
  (Broadcasting & Cable TV)                            44,000         481,370
BT Group plc (Integrated Telecommunication
  Services)                                           198,078       1,150,621
Catlin Group Ltd. (Property & Casualty
  Insurance)                                            1,256          11,718
Drax Group plc (Electric Utilities)                    11,913         167,301
Emap plc (Publishing)                                  20,500         290,913
GlaxoSmithKline plc (Pharmaceuticals)                  33,400         938,110
HSBC Holdings plc (Diversified Banks)                   2,480          43,401
Legal & General Group plc (Life & Health
  Insurance)                                          213,300         655,657
Marks & Spencer Group plc (Department Stores)          64,077         849,527
National Grid plc (Multi-Utilities)                    35,485         531,791
NETeller plc (Other Diversified Financial
  Services)(b)(d)                                      14,300          32,300
Rolls-Royce Group plc (Aerospace & Defense)(b)         57,590         555,675
Sainsbury (J) plc (Food Retail)                        35,366         355,133
Scottish & Newcastle plc (Brewers)                     31,500         325,747
Smiths Group plc (Industrial Conglomerates)            21,400         432,935
Sportingbet plc (Casinos & Gaming)                     16,121          15,515
Tate & Lyle plc (Packaged Foods & Meats)                  573           6,319
Vodafone Group plc (Wireless Telecommunication
  Services)                                           384,650       1,069,039
Yell Group plc (Publishing)                            22,300         262,363
                                                                  -----------
                                                                   14,552,095
                                                                  -----------

Phoenix International Strategies Fund

                                                     SHARES          VALUE
                                                   ----------     -----------

UNITED STATES--2.9%
Royal Dutch Shell plc Class A (Integrated Oil &
  Gas)(g)                                              13,100     $   425,062
Royal Dutch Shell plc Class A (Integrated Oil &
  Gas)(e)                                              68,742       2,238,759
                                                                  -----------
                                                                    2,663,821
                                                                  -----------
------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $73,000,311)                                      91,923,630
------------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS(c)--0.7%

GERMANY--0.7%
Porsche AG pfd. 0.64% (Automobile Manufacturers)          506         663,835
------------------------------------------------------------------------------

TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $499,585)                                            663,835
------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $73,499,896)                                      92,587,465
                                                                -------------

                                                    PAR VALUE
                                                      (000)          VALUE
                                                   ----------     -----------

SHORT-TERM INVESTMENTS--0.6%

COMMERCIAL PAPER(i)--0.6%
UBS Finance Delaware LLC 5.30%, 3/1/07                  $ 530       $ 530,000
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $530,000)                                            530,000
------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $74,029,896)                                      93,117,465(a)

Other assets and liabilities, net--0.4%                               338,157
                                                                  -----------
NET ASSETS--100.0%                                                $93,455,622
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $20,211,848 and gross depreciation of $1,210,509 for federal income tax purposes. At February 28, 2007, the aggregate cost of securities for federal income tax purposes was $74,116,126.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At February 28, 2007, this security amounted to a value of $32,300 or 0% of net assets.
(e) Shares traded on Amsterdam Exchange.
(f) Shares traded on Brussels Exchange.
(g) Shares traded on London Exchange.
(h) Shares traded on Paris Exchange.
(i) The rate shown is the discount rate.

Phoenix International Strategies Fund

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Advertising                                         0.4%
Aerospace & Defense                                 1.2
Airlines                                            3.0
Apparel Retail                                      0.1
Apparel, Accessories & Luxury Goods                 0.8
Asset Management & Custody Banks                    0.1
Auto Parts & Equipment                              0.8
Automobile Manufacturers                            4.6
Biotechnology                                       0.1
Brewers                                             1.6
Broadcasting & Cable TV                             0.9
Building Products                                   0.3
Commodity Chemicals                                 0.1
Communications Equipment                            0.8
Computer Hardware                                   0.5
Construction & Engineering                          1.4
Construction & Farm Machinery & Heavy Trucks        0.5
Construction Materials                              0.5
Consumer Electronics                                0.8
Department Stores                                   1.2
Diversified Banks                                  12.7
Diversified Capital Markets                         0.5
Diversified Chemicals                               0.9
Diversified Commercial & Professional
Services                                            0.5
Diversified Metals & Mining                         4.6
Electric Utilities                                  1.2
Electrical Components & Equipment                   0.2
Electronic Equipment Manufacturers                  1.2
Fertilizers & Agricultural Chemicals                0.1
Food Retail                                         0.9
Gold                                                0.4
Health Care Services                                0.4
Heavy Electrical Equipment                          0.7
Homebuilding                                        0.5
Household Products                                  0.5
Hypermarkets & Super Centers                        1.4
IT Consulting & Other Services                      0.6
Industrial Conglomerates                            1.2

Industrial Machinery                                2.4%
Integrated Oil & Gas                                5.4
Integrated Telecommunication Services               3.1
Investment Banking & Brokerage                      0.6
Life & Health Insurance                             1.3
Marine                                              0.2
Motorcycle Manufacturers                            0.7
Movies & Entertainment                              0.4
Multi-Utilities                                     0.6
Multi-line Insurance                                5.0
Office Electronics                                  1.1
Oil & Gas Equipment & Services                      0.6
Oil & Gas Exploration & Production                  1.1
Oil & Gas Refining & Marketing                      0.3
Other Diversified Financial Services                2.8
Packaged Foods & Meats                              0.1
Pharmaceuticals                                     4.9
Photographic Products                               0.8
Property & Casualty Insurance                       2.6
Publishing                                          1.0
Railroads                                           2.3
Real Estate Management & Development                2.8
Regional Banks                                      0.8
Semiconductor Equipment                             0.7
Semiconductors                                      2.5
Steel                                               3.6
Tires & Rubber                                      0.4
Trading Companies & Distributors                    0.9
Wireless Telecommunication Services                 2.8
                                                -------
                                                  100.0%
                                                =======

Phoenix Real Estate Securities Fund

                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2007
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                   ----------     -----------

DOMESTIC COMMON STOCKS--96.8%

REAL ESTATE INVESTMENT TRUSTS--96.8%

DIVERSIFIED--4.5%
Vornado Realty Trust                                  590,487   $  75,109,946

HEALTH CARE--6.1%
Health Care Property Investors, Inc.                1,316,480      48,406,970
Ventas, Inc.                                        1,154,929      52,930,396
------------------------------------------------------------------------------
TOTAL HEALTH CARE                                                 101,337,366
------------------------------------------------------------------------------
INDUSTRIAL/OFFICE--27.0%

INDUSTRIAL--7.0%
AMB Property Corp.                                    436,329      25,647,419
DCT Industrial Trust, Inc.                            532,404       6,021,489
Prologis                                            1,278,407      84,541,055
                                                                -------------
                                                                  116,209,963
                                                                -------------

MIXED--2.3%
Duke Realty Corp.                                     738,440      32,535,666
PS Business Parks, Inc.                                84,413       6,077,736
                                                                -------------
                                                                   38,613,402
                                                                -------------

OFFICE--15.0%
Alexandria Real Estate Equities,
  Inc                                                 511,299      53,783,542
Boston Properties, Inc.                               516,223      61,998,382
Corporate Office Properties Trust                   1,120,874      57,186,992
Douglas Emmett, Inc.(b)                               157,120       4,345,939
Kilroy Realty Corp.                                   128,247      10,561,140
SL Green Realty Corp.                                 420,518      61,336,756
                                                                -------------
                                                                  249,212,751
                                                                -------------

SPECIALTY--2.7%
Digital Realty Trust, Inc.                          1,151,643      45,651,128
                                                                -------------
------------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                           449,687,244
------------------------------------------------------------------------------

LODGING/RESORTS--8.0%
DiamondRock Hospitality Co.                         1,000,475      18,098,593
Host Hotels & Resorts, Inc.                         3,148,126      82,732,740
LaSalle Hotel Properties                              345,466      15,349,054
Sunstone Hotel Investors, Inc.                        627,317      17,778,164
------------------------------------------------------------------------------
TOTAL LODGING/RESORTS                                             133,958,551
------------------------------------------------------------------------------

                                                     SHARES         VALUE
                                                   ----------     -----------

REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)

RESIDENTIAL--17.3%

APARTMENTS--17.3%
Apartment Investment & Management
  Co. Class A                                         306,235     $18,024,992
Archstone-Smith Trust                               1,003,400      56,601,794
AvalonBay Communities, Inc.                           381,016      52,412,561
Camden Property Trust                                 145,732      10,489,790
Equity Residential                                  1,317,149      66,897,998
Essex Property Trust, Inc.                            350,752      48,715,945
United Dominion Realty Trust, Inc.                  1,102,139      35,984,838
------------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                 289,127,918
------------------------------------------------------------------------------

RETAIL--27.9%

REGIONAL MALLS--16.2%
General Growth Properties, Inc.                     1,078,709      68,422,512
Macerich Co. (The)                                    696,855      65,225,628
Simon Property Group, Inc.                          1,204,035     135,742,906
                                                                -------------
                                                                  269,391,046
                                                                -------------

SHOPPING CENTERS--11.7%
Developers Diversified Realty Corp.                   957,700      62,786,812
Federal Realty Investment Trust                       111,120      10,055,249
Kimco Realty Corp.                                  1,395,482      70,136,925
Regency Centers Corp.                                 606,111      51,967,957
                                                                -------------
                                                                  194,946,943
------------------------------------------------------------------------------
TOTAL RETAIL                                                      464,337,989
------------------------------------------------------------------------------

SELF STORAGE--6.0%
Extra Space Storage, Inc.                           1,250,427      23,808,130
Public Storage, Inc.                                  758,043      76,767,015
------------------------------------------------------------------------------
                                                                  100,575,145
------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.8%
(IDENTIFIED COST $1,048,955,445)                                1,614,134,159
                                                                -------------

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------

SHORT-TERM INVESTMENTS--4.0%

COMMERCIAL PAPER (c) --4.0%
Alpine Securitization 5.31%, 3/1/07                     2,560       2,560,000
Bank of America Corp. 5.25%, 3/1/07                     3,000       3,000,000

Phoenix Real Estate Securities Fund

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------

COMMERCIAL PAPER--(CONTINUED)
Bank of America Corp. 5.26%, 3/1/07                $    3,600     $ 3,600,000
Cargill, Inc. 5.26%, 3/12/07                            3,120       3,114,985
Cargill, Inc. 5.26%, 3/13/07                            4,790       4,781,601
Chariot Funding LLC 5.26%, 3/6/07                       7,330       7,324,645
Ciesco LLC 5.25%, 3/9/07                                3,500       3,495,917
CIT Group, Inc. 5.24%, 3/9/07                             930         928,841
CIT Group, Inc. 5.18%, 5/16/07                          1,600       1,582,250
Clipper Receivables Co. LLC 5.28%, 3/19/07              3,105       3,096,803
Danske Corp. 5.25%, 3/14/07                             7,500       7,485,781
Eaton Corp. 5.24%, 3/22/07                              5,000       4,984,717
George Street Finance LLC 5.27%, 3/15/07                5,815       5,803,082
Lockhart Funding LLC 5.27%, 3/2/07                      8,110       8,108,813
Lockhart Funding LLC 5.25%, 4/27/07                     3,200       3,173,768
Ranger Funding Co. LLC 5.26%, 3/8/07                    3,880       3,876,032
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $66,917,197)                                      66,917,235
------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.8%
(IDENTIFIED COST $1,115,872,642)                               $1,681,051,394(a)

Other assets and liabilities, net--(0.8)%                         (13,274,585)
                                                               --------------
NET ASSETS--100.0%                                             $1,667,776,809
                                                               ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $574,280,764 and gross depreciation of $652,552 for federal income tax purposes. At February 28, 2007, the aggregate cost of securities for federal income tax purposes was $1,107,423,182.
(b) Non-income producing.
(c) The rate shown is the discount rate.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO SCHEDULES OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Phoenix Multi-Portfolio Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

 A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

 B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO SCHEDULES OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)

 C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

 D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

 E. REIT INVESTMENTS

      With respect to the Real Estate Securities Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

 F. CREDIT LINKED NOTES

      Each Fund may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

 G. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

      Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO SCHEDULES OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser to accurately predict risk.

NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At February 28, 2007, the Emerging Markets Fund held the following restricted security:

                                                                                        Market           % of
                                                     Acquisition       Acquisition      Value at         Net Assets
                                                     Date              Cost             2/28/07          at 2/28/07
                                                     --------------------------------------------------------------
     Transtel Intermedia SA
     144A Strike Price 1.00
     Colombian Peso, Exp.
     6/1/16                                          5/17/06           $0               $0               0.0%

      The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Phoenix Multi-Portfolio Fund
             -------------------------------------------------------------------
By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date    April 27, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date    April 27, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date    April 27, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.